CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended					4 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 27, 2013 Successor	Jun. 28, 2013 Successor	Mar. 29, 2013 Successor	Dec. 28, 2012 Successor	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Jun. 29, 2012 Predecessor	Mar. 30, 2012 Predecessor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Net (loss) income	$ (24,714)	$ 1,174	$ (7,206)	$ 1,172	$ (1,480)	$ (3,730)	$ (28,444)	$ (6,340)	$ (3,662)	$ 9,021	$ 7,465	$ 12,824	$ 37,674
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments							(33)	(546)				303	(172)
Amortization of unrecognized loss on employee benefits							0	0				0	(5)
Other comprehensive (loss) income							(33)	(546)				303	(177)
Comprehensive (loss) income							$ (28,477)	$ (6,886)				$ 13,127	$ 37,497